Consolidated Statement of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
OPERATING ACTIVITIES
Net (loss)/profit	$ (12,490,335)	$ 3,747,932	$ 31,954,965
Non-cash items:
Depreciation	34,271,091	30,091,237	24,157,022
Amortization of deferred drydock expenditure	2,924,031	2,715,109	2,120,974
Share based compensation	457,046	1,304,325	1,436,505
Loss on disposal of vessels	0	2,601,148	0
Amortization of deferred finance charges	3,060,525	3,415,452	1,711,481
Changes in operating assets and liabilities:
Receivables, trade	(4,116,021)	3,040,535	(21,203,416)
Working capital advances	200,000	175,000	(2,975,000)
Prepayments	(609,872)	239,356	(358,597)
Advances and deposits	120,555	375,510	(458,880)
Other receivables	82,636	(58,683)	612,511
Inventories	(2,292,994)	(3,369,769)	(1,483,143)
Payables, trade	1,656,356	1,965,503	5,443,919
Charter revenue received in advance	(507,780)	(684,537)	(350,546)
Other payables	911	(139,578)	(503,173)
Accrued interest on loans	(530,015)	315,765	869,632
Deferred drydock expenditure	(3,809,906)	(3,099,805)	(3,314,568)
Net cash provided by operating activities	18,416,228	42,634,500	37,659,686
INVESTING ACTIVITIES
Payments for acquisition of vessels and equipment	(372,504)	(174,012,168)	(232,497,213)
Net proceeds from sale of vessels	0	52,656,414	0
Transfer to segregated account in respect of agreement to buy new vessels	(1,635,000)	0	0
Payments for leasehold improvements	(12,279)	(530,717)	0
Payments for other non-current assets	(262,468)	(424,760)	(352,521)
Net cash used in investing activities	(2,282,251)	(122,311,231)	(232,849,734)
FINANCING ACTIVITIES
Proceeds from long-term debt	11,092,157	110,010,000	216,490,000
Repayments of long-term debt	(62,691,746)	(42,208,171)	(24,753,641)
Proceeds from capital leases	33,120,000	9,245,749	0
Repayments of capital leases	(2,060,264)	(27,097,348)	(1,702,981)
Payments for deferred finance charges	(826,840)	(6,036,243)	(1,633,259)
Net proceeds from equity offering	0	63,927,416	0
Repurchase of common stock	(11,262,750)	(2,993,931)	0
Payment of dividend	0	(9,327,251)	(12,980,285)
Net cash (used in)/provided by financing activities	(32,629,443)	95,520,221	175,419,834
Net (decrease)/increase in cash and cash equivalents	(16,495,466)	15,843,491	(19,770,214)
Cash and cash equivalents at the beginning of the year	55,952,873	40,109,382	59,879,596
Cash and cash equivalents at the end of the year	39,457,407	55,952,873	40,109,382
Cash paid during the year for:
Interest payments, net of capitalised interest	16,918,637	13,382,484	11,305,199
Taxation	$ 58,736	$ 122,624	$ 40,050